OTHER (GAINS) AND LOSSES	12 Months Ended
Dec. 31, 2021
OTHER (GAINS) AND LOSSES
OTHER (GAINS) AND LOSSES
21.	OTHER (GAINS) AND LOSSES

	2021	2020
Realized gains on foreign currency transactions	$(598)	$—
Modification gains arising from changes in estimates (note 13)	(220)	(1,032)
Other	9	(25)
	$(809)	$(1,057)